Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Alibaba Picture (Details) ¥ in Millions, HKD in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Apr. 30, 2016 CNY (¥)	Jun. 30, 2015 HKD	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 HKD	Jun. 30, 2014 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Acquisition
Cash consideration	¥ 28,724					¥ 41,836		¥ 3,055	¥ 16,291
The allocation of the purchase price at the date of acquisition
Goodwill								81,645	¥ 41,933	$ 18,221	¥ 125,420
Alibaba Pictures
The allocation of the purchase price at the date of acquisition
Aggregate gross proceeds from placement of shares		HKD 12,179	¥ 9,647
Percentage of equity interest after placement of new shares		49.50%	49.50%
Deconsolidation gain arising from the revaluation of the Company's remaining equity interest								24,734
Alibaba Pictures
The allocation of the purchase price at the date of acquisition
Cash consideration arising from disposal of business							$ 350	2,259
Disposal gain								¥ 2,214
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods						20 years
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods						6 years
Alibaba Pictures
Acquisition
Percentage of equity interest acquired					60.00%
Cash consideration				HKD 6,244	¥ 4,955
The allocation of the purchase price at the date of acquisition
Net assets acquired					5,899
Goodwill					9,759
Deferred tax assets					13
Deferred tax liabilities					(17)
Noncontrolling interests					(10,836)
Total					¥ 4,955
Weighted average amortization period				2 years 6 months	2 years 6 months
Alibaba Pictures | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods				3 years	3 years
Alibaba Pictures | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					¥ 95
Alibaba Pictures | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					4
Alibaba Pictures | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					¥ 38